Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company's statutory income tax rate to the Company's effective income tax rate is as follows:

	Years Ended December 31,
	2021	2020	2019
Federal statutory rate	21.0%	21.0%	21.0%
Effect of:
State taxes, net of federal tax benefit	(6.3%)	4.2%	5.8%
Change in valuation allowance	22.9%	(21.7%)	(25.5%)
Loss on extinguishment	—%	—%	(1.5%)
Warrant remeasurement	(35.3%)	(0.1%)	(0.5%)
Transaction costs	(5.2%)	—%	—%
Nondeductible officer compensation	20.9%	—%	—%
Stock compensation	(17.3%)	(1.0%)	—%
Other, net	1.8%	(0.3%)	0.7%
Effective tax rate	2.5%	2.1%	0.0%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Accruals and reserves	$1,950	$1,274
Federal, state and local net operating loss carryforwards	28,780	25,523
Stock options	776	91
Total deferred tax asset before valuation allowance	31,506	26,888
Valuation allowance	(19,325)	(14,006)
Deferred tax asset - net of valuation allowance	12,181	12,882
Deferred tax (liabilities):
Depreciation & amortization	(12,181)	(12,882)
Total deferred tax liabilities	(12,181)	(12,882)
Net deferred tax asset (liability)	$—	$—